Taxes (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Uncertain tax treatments	$ 5,450	$ 5,146
Tax debt settlement	118
Petrobras [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments	11,610	10,672
I R P J And C S L L [Member]
IfrsStatementLineItems [Line Items]
Uncertain tax treatments	427	614
Other taxes	$ 5,733	$ 4,912